Significant accounting estimates and assumptions _Estimates and assumptions (Details)	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting estimates [Line Items]
Explanation of nature and amount of changes in estimates of amounts reported in prior interim periods or prior financial years	The significant accounting estimates and assumptions are continuously being evaluated based on numerous factors including historical experiences and expectations of future events considered to be reasonably possible. Actual results can differ from those estimates based on such definitions. The accounting estimates and assumptions that contain significant risk of materially changing current book values of assets and liabilities in the next accounting periods are as follows.
Income taxes
Disclosure of changes in accounting estimates [Line Items]
Description of nature and amount of change in accounting estimate	The Group has recognized current and deferred taxes based on best estimates of expected future income tax effect arising from the Group's operations until the end of the current reporting period. However, actual tax payment may not be identical to the related assets and/or liabilities already recognized, and these differences may affect current taxes and deferred tax assets/liabilities at the time when income tax effects are finalized. Deferred tax assets relating to tax losses carried forward and deductible temporary differences are recognized only to the extent that it is probable that future taxable profit will be available against which the tax losses carried forward and the deductible temporary differences can be utilized.
Description of fact that amount of change in accounting estimateIs impracticable	In this case the Group's evaluation considers various factors such as estimated future taxable profit based on forecasted operating results, which are based on historical financial performance. The Group is reviewing the book value of deferred tax assets every end of the reporting period and in the event that the possibility of earning future taxable income changes, the deferred tax assets are adjusted up to taxable income sufficient to use deductible temporary differences.
Valuation of financial instruments
Disclosure of changes in accounting estimates [Line Items]
Description of nature and amount of change in accounting estimate	Financial assets at FVTPL and FVTOCI are recognized in the consolidated financial statements at fair value. All derivatives are measured at fair value. Valuation techniques are required in order to determine fair values of financial instruments where observable market prices do not exist. As described in Note 2-(9)-5), 'Fair value of financial assets and liabilities', when valuation techniques are used to determine the fair value of a financial instrument, various general and internally developed techniques are used, and various types of assumptions and variables are incorporated during the process.
Description of fact that amount of change in accounting estimateIs impracticable	Financial instruments that are not actively traded and have low price transparency will have less objective fair value and require broad judgment in liquidity, concentration, uncertainty in market factors and assumption in price determination and other risks.
Impairment of financial instruments
Disclosure of changes in accounting estimates [Line Items]
Description of nature and amount of change in accounting estimate	IFRS 9 requires entities to measure loss allowance equal to 12-month expected credit losses or lifetime expected credit losses after classifying financial assets into one of the three stages, which depends on the degree of increase in credit risk after their initial recognition.
Defined benefit plan
Disclosure of changes in accounting estimates [Line Items]
Description of nature and amount of change in accounting estimate	The Group operates a defined benefit pension plan. Defined benefit obligation is calculated at every end of the reporting period by performing actuarial valuation, and estimation of assumptions such as discount rate, expected wage growth rate and mortality rate is required to perform such actuarial valuation.
Description of fact that amount of change in accounting estimateIs impracticable	The defined benefit plan, due to its long-term nature, contains significant uncertainties in its estimates.